RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Other accounts receivable at amortized cost - Evaluated using simplified approach (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 303,076,129	$ 259,515,428
Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(11,419,302)	(8,557,039)
Trade Receivables And Contract Assets From Individual Customers
Disclosure of financial assets [line items]
Financial assets	3,848,940	3,486,252
Trade Receivables And Contract Assets From Individual Customers | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	$ (280,468)	$ (260,401)
Trade Receivables And Contract Assets From Individual Customers | Not later than one month [member]
Disclosure of financial assets [line items]
Expected credit loss rate	0.60%	1.05%
Financial assets	$ 2,773,642	$ 2,275,266
Trade Receivables And Contract Assets From Individual Customers | Not later than one month [member] | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	$ (16,570)	$ (23,892)
Trade Receivables And Contract Assets From Individual Customers | From 31 to 60 days
Disclosure of financial assets [line items]
Expected credit loss rate	0.56%	1.70%
Financial assets	$ 637,251	$ 810,364
Trade Receivables And Contract Assets From Individual Customers | From 31 to 60 days | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	$ (3,587)	$ (13,788)
Trade Receivables And Contract Assets From Individual Customers | From 61 to 90 days
Disclosure of financial assets [line items]
Expected credit loss rate	24.19%	11.05%
Financial assets	$ 43,874	$ 72,920
Trade Receivables And Contract Assets From Individual Customers | From 61 to 90 days | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	$ (10,611)	$ (8,061)
Trade Receivables And Contract Assets From Individual Customers | More than 90 days past due
Disclosure of financial assets [line items]
Expected credit loss rate	63.35%	65.50%
Financial assets	$ 394,173	$ 327,702
Trade Receivables And Contract Assets From Individual Customers | More than 90 days past due | Credit-impaired
Disclosure of financial assets [line items]
Financial assets	394,173	327,702
Trade Receivables And Contract Assets From Individual Customers | More than 90 days past due | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	$ (249,700)	$ (214,660)